As filed with the Securities and Exchange Commission on August 30, 2013.

1933 Act File No. 333-188267

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ PRE-EFFECTIVE AMENDMENT NO.

☒ POST-EFFECTIVE AMENDMENT NO. 1

MFS® VARIABLE INSURANCE TRUST II

(Exact Name of Registrant as Specified in Charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: 617-954-5000

Susan S. Newton, Massachusetts Financial Services Company,

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE IMMEDIATELY UPON FILING PURSUANT TO RULE 485(b).

Title of Securities Being Registered: Initial Class and Service Class shares of beneficial interest in the series of the Registrant designated MFS Strategic Income Portfolio, a series of MFS Variable Insurance Trust II.

NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. PURSUANT TO RULE 429, THIS REGISTRATION STATEMENT RELATES TO SHARES PREVIOUSLY REGISTERED ON
FORM N-1A (FILE NO. 002-83616)

This amendment to the Registration Statement on Form N-14 of MFS Variable Insurance Trust II on behalf of its series MFS Strategic Income Portfolio, filed with the Securities and Exchange Commission on May 1, 2013 (Accession No. 0001193125-13-191688; 1933 Act Registration No. 333-188267) (the “Registration Statement”), is being filed to add Exhibits 4, 12(a) and 12(b) to the Registration Statement. No other information contained in the Registration Statement, which is incorporated herein by reference in its entirety, is amended, deleted or superseded hereby.

PART C

OTHER INFORMATION

Item 16.	Exhibits:

4	Agreement and Plan of Reorganization; filed herewith.

12 (a)	Opinion of Ropes & Gray LLP as to tax matters, dated August 16, 2013; filed herewith.

(b)	Consent of Ropes & Gray LLP, dated August 27, 2013; filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 30th day of August, 2013.

MFS® VARIABLE INSURANCE TRUST II

By:	JOHN M. CORCORAN*
Name: John M. Corcoran Title: President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on August 30, 2013.

SIGNATURE	TITLE

JOHN M. CORCORAN* John M. Corcoran	President (Principal Executive Officer)

DAVID L. DILORENZO* David L. DiLorenzo	Principal Financial and Accounting Officer

ROBERT E. BUTLER* Robert E. Butler	Trustee

MAUREEN R. GOLDFARB* Maureen R. Goldfarb	Trustee

DAVID H. GUNNING* David H. Gunning	Trustee

WILLIAM R. GUTOW* William R. Gutow	Trustee

MICHAEL HEGARTY* Michael Hegarty	Trustee

JOHN P. KAVANAUGH* John P. Kavanaugh	Trustee

ROBERT J. MANNING* Robert J. Manning	Trustee

J. DALE SHERRATT* J. Dale Sherratt	Trustee

LAURIE J. THOMSEN* Laurie J. Thomsen	Trustee

ROBERT W. UEK* Robert W. Uek	Trustee

*By:	SUSAN S. NEWTON
Name:	Susan S. Newton as Attorney-in-fact

Executed by Susan S. Newton on behalf of those indicated pursuant to a Power of Attorney, dated April 9, 2013 (Trustees) and a Power of Attorney, dated April 9, 2013 (Corcoran) (DiLorenzo) incorporated by reference to the Registrant’s Initial Registration Statement on Form N-14 (File No. 333-188267), filed with the SEC via EDGAR on May 1, 2013.

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

4	Agreement and Plan of Reorganization; filed herewith.

12 (a)	Opinion of Ropes & Gray LLP as to tax matters, dated August 16, 2013; filed herewith.

(b)	Consent of Ropes & Gray LLP, dated August 27, 2013; filed herewith.